Goodwill and intangible assets	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Goodwill and intangible assets

6. Goodwill and intangible assets

The movement in goodwill balance is given below:

	Year ended March 31,
	2024		2025
Balance at the beginning of the year	₹	307,970	₹	316,002
Translation adjustment		4,206		7,688
Acquisition through Business combinations(1) (Refer to Note 7)		4,314		1,324
Disposals		(488)		-
Balance at the end of the year	₹	316,002	₹	325,014

(1)
Acquisition through business combinations for the year ended March 31, 2024 is after considering the impact of ₹ (503) towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2023.

The Company is organized by two operating segments: IT Services and IT Products (Refer to Note 33). Goodwill as at March 31, 2024 and 2025 has been allocated to the IT Services operating segment.

Goodwill recognized on business combinations is allocated to Cash Generating Units (CGUs), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.

	Year ended March 31,
CGUs	2024		2025
Americas 1	₹	104,310	₹	108,111
Americas 2		104,134		106,529
Europe		79,596		81,955
Asia Pacific, Middle East and Africa		27,962		28,419
	₹	316,002	₹	325,014

For impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Company’s operating segment. Goodwill is tested for impairment at least annually in accordance with the Company’s procedure for determining the recoverable value of each CGU.

The recoverable amount of the CGU is determined based on FVLCD. The FVLCD of the CGU is determined based on the market capitalization approach, using the turnover and earnings multiples derived from observable market data. The fair value measurement is categorized as a level 2 fair value based on the inputs in the valuation techniques used.

Based on the above testing, no impairment was identified as at March 31, 2024 and 2025, as the recoverable value of the CGUs exceeded the carrying value. A sensitivity analysis to the change in the key parameters (turnover and earnings multiples) did not identify any probable scenarios where the CGU’s recoverable amount would fall below its carrying amount.

The movement in intangible assets is given below:

	Intangible assets
	Customer-related		Marketing-related		Total
Gross carrying value:
As at April 1, 2023	₹	49,813	₹	11,924	₹	61,737
Acquisition through Business combinations (Refer to Note 7)		556		390		946
Deductions/adjustments		(7,306)		(505)		(7,811)
Translation adjustment		609		163		772
As at March 31, 2024	₹	43,672	₹	11,972	₹	55,644
Accumulated amortization/ impairment:
As at April 1, 2023	₹	15,417	₹	3,275	₹	18,692
Amortization and impairment (1) (2)		9,961		1,795		11,756
Deductions/adjustments		(7,306)		(505)		(7,811)
Translation adjustment		209		50		259
As at March 31, 2024	₹	18,281	₹	4,615	₹	22,896

Net carrying value as at March 31, 2024	₹	25,391	₹	7,357	₹	32,748

Gross carrying value:
As at April 1, 2024	₹	43,672	₹	11,972	₹	55,644
Acquisition through business combinations (Refer to Note 7)		1,896		-		1,896
Deductions/adjustments		(4,101)		(2,518)		(6,619)
Translation adjustment		994		268		1,262
As at March 31, 2025	₹	42,461	₹	9,722	₹	52,183
Accumulated amortization/ impairment:
As at April 1, 2024	₹	18,281	₹	4,615	₹	22,896
Amortization and impairment (1)		6,327		1,582		7,909
Deductions/adjustments		(4,101)		(2,518)		(6,619)
Translation adjustment		443		104		547
As at March 31, 2025	₹	20,950	₹	3,783	₹	24,733

Net carrying value as at March 31, 2025	₹	21,511	₹	5,939	₹	27,450

(1)
During the years ended March 31, 2024 and 2025, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,701 and ₹ 1,155 for the years ended March 31, 2024 and 2025, respectively, as part of amortization and impairment.
(2)
Due to change in estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of ₹ 2,807 for the year ended March 31, 2024, as part of amortization and impairment.

As at March 31, 2025, the net carrying value and the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Net carrying value		Estimated remaining amortization period
Capco - customer-related intangible	₹	15,735	5.08 years
Capco - marketing-related intangible		5,645	6.08 years
AVT		1,805	1.21 - 5.72 years
Rizing		1,410	2.64 years
Vara Infotech Private Limited		721	1.50 - 4.50 years
Aggne		645	1.87 - 2.87 years
Rational Interaction, Inc.		609	1.89 years
Eximius Design, LLC		572	2.40 years
Convergence Acceleration Solutions, LLC		308	3.03 years
Total	₹	27,450